Share-based compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based compensation
Summary of stock option activity

			Weighted-
			Average
		Weighted	Remaining
	Number	Average	Contractual
	of Shares	Exercise Price	Term (in years)
Outstanding as of December 31, 2020	659,006	10.33
Granted	100,000	25.00
Exercised	(18,000)	25.00
Forfeited	—	—
Outstanding as of March 31, 2021	741,006	11.95	5.7
Vested and expected to vest as of March 31, 2021	741,006	11.95	5.7
Options exercisable as of March 31, 2021	180,877	11.63	5.7

Weighted-
Average
		Weighted	Remaining
	Number	Average	Contractual
	of Shares	Exercise Price	Term (in years)
Outstanding as of December 31, 2019	—	—
Granted	483,506	5.00
Exercised	—	—
Forfeited	—	—
Outstanding as of March 31, 2020	483,506	5.00	6.0
Vested and expected to vest as of March 31, 2020	483,506	5.00	6.0
Options exercisable as of March 31, 2020	—	—	—

			Weighted-
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Shares	Price	(in years)	Value
Outstanding as of December 31, 2019	—	—
Granted	659,006	10.33
Forfeited	—	—
Outstanding as of December 31, 2020	659,006	10.33	5.2	9,670,120
Vested and expected to vest as of December 31, 2020	659,006	10.33	5.2	9,670,120
Options exercisable as of December 31, 2020	53,000	25.00	3.8	—

Summary of assumptions used in the Black-Scholes-Merton option-pricing model to determine the grant date fair value of stock options granted

	Three months	Three months
	ended March 31,	ended March 31,
	2021	2020
Risk-free interest rate	0.716%	0.504%
Expected term (in years)	5.375	4.25
Expected volatility	65%	65%
Expected dividend yield	0%	0%

Year ended
December 31, 2020
Risk-free interest rate	0.11%- 0.50%
Expected term (in years)	0.35- 4.25
Expected volatility	65%
Expected dividend yield	0%

Summary of share-based compensation expense

		Period from
		September 18,
		2019 (date of
	Year ended	incorporation) to
	December 31, 2020	December 31, 2019
	$	$
Research and development	398,139	—
General and administrative	1,362,667	—
Total share-based compensation expense	1,760,806	—